COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 10 - COMMITMENTS AND CONTINGENCIES	10. COMMITMENTS AND CONTINGENCIES As of June 30, 2021, the Company has no material commitments or contingencies.